Condensed Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid in Capital [Member]	Warrants [Member]	Accumulated Deficit [Member]	Total	Ordinary Shares Subject to Possible Redemption [Member]
Balance at beginning at Dec. 31, 2019	$ 73	$ 235,974	$ 7,904	$ (207,928)	$ 36,023
Balance at beginning, shares at Dec. 31, 2019	35,882,928
Net loss				(5,352)	(5,352)
Issuance of ordinary shares	$ 2	495			497
Issuance of ordinary shares, shares	483,930
Expired warrants		1,816	(1,816)
Share based compensation		452			452
Balance at end at Mar. 31, 2020	$ 75	238,737	6,088	(213,280)	31,620
Balance at end, shares at Mar. 31, 2020	36,366,858
Balance at beginning at Dec. 31, 2020	$ 108	252,561	10,401	(232,153)	30,917
Balance at beginning, shares at Dec. 31, 2020	48,187,463
Net loss				(6,283)	(6,283)
Issuance of ordinary shares, net of issuance costs	$ 5	3,531			3,536
Issuance of ordinary shares, net of issuance costs, shares	1,470,000
Exercised warrants	$ 14	8,879	(1,845)		7,048
Exercised warrants, shares	4,861,906
Issue of Ordinary shares subject to possible redemption						$ 2
Issue of Ordinary shares subject to possible redemption, shares						615,366
Share based compensation		436			436
Balance at end at Mar. 31, 2021	$ 127	$ 265,407	$ 8,556	$ (238,436)	$ 35,654	$ 2
Balance at end, shares at Mar. 31, 2021	54,519,369					615,366